Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-08704
Entity Registrant Name	ICON PLC
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	South County Business Park
Entity Address, Address Line Two	Leopardstown
Entity Address, City or Town	Dublin 18
Entity Address, Postal Zip Code	D18 X5R3
Entity Address, Country	IE
Title of 12(b) Security	ORDINARY SHARES, PAR VALUE €0.06 EACH
Trading Symbol	ICLR
Security Exchange Name	NASDAQ
Entity common stock, shares outstanding (in shares)	82,495,086
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filler Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001060955
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	South County Business Park
Entity Address, Address Line Two	Leopardstown
Entity Address, City or Town	Dublin 18
Entity Address, Postal Zip Code	D18 X5R3
Entity Address, Country	IE
Contact Personnel Name	Brendan Brennan
Contact Personnel Email Address	Brendan.Brennan@iconplc.com
Country Region	353
City Area Code	1
Local Phone Number	291-2000